UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21864
                                   ---------------------------------------------

                                WisdomTree Trust
--------------------------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

                380 Madison Avenue, 21st Floor New York, NY 10017
--------------------------------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                          The Corporation Trust Company

                               1209 Orange Street

                              Wilmington, DE 19801
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (866) 909-9473
                                                    --------------

Date of fiscal year end:  August 31
                          ------------

Date of reporting period: May 31, 2008
                          ------------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.    Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree U.S. Current Income Fund
May 31, 2008

------------------------------------------------------------------------------------------------------------
                                                                           Principal
Investments                                                                   Amount                   Value
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--68.4%
Banks--35.2%
ANZ National International Ltd.
   2.28%, 6/19/08*                                                     $     700,000           $     699,158
Bank of America Corp.
   2.37%, 7/16/08*                                                           700,000                 697,880
Bank of Scotland
   2.58%, 7/08/08*                                                           700,000                 698,094
Intesa Funding LLC
   2.33%, 6/20/08*                                                           700,000                 699,108
Lloyds TSB Bank
   2.25%, 6/05/08*                                                           338,000                 337,894
   2.29%, 6/09/08*                                                           350,000                 349,825
Royal Bank of Scotland
   2.45%, 7/14/08*                                                           350,000                 348,952
   2.53%, 7/18/08*                                                           350,000                 348,839
Skandinaviska Enskilda Banken
   2.44%, 6/09/08*                                                           350,000                 349,813
Societe Generale North America, Inc.
   2.30%, 6/16/08*                                                           700,000                 699,283
Svenska Handelsbanken, Inc.
   2.45%, 7/11/08*                                                           425,000                 423,814
UBS Finance LLC
   2.50%, 7/08/08*                                                           350,000                 349,129
   2.43%, 7/21/08*                                                           350,000                 348,759
Westpac Banking Corp.
   2.45%, 7/09/08*                                                           350,000                 349,071
   2.43%, 7/17/08*                                                           350,000                 348,908
                                                                                               -------------
Total Banks                                                                                        7,048,527
                                                                                               -------------
Financial--33.2%
ABN AMRO N.A. Finance, Inc.
   2.34%, 6/09/08*                                                           350,000                 349,821
   2.29%, 6/10/08*                                                           350,000                 349,777
AIG Funding, Inc.
   2.35%, 6/23/08*                                                           700,000                 698,949
BNP Paribas Finance, Inc.
   2.42%, 7/07/08*                                                           700,000                 698,265
CBA Finance
   2.25%, 6/06/08*                                                           700,000                 699,738
Danske Corp.
   2.45%, 7/14/08*                                                           700,000                 697,904
Dexia Delaware
   2.50%, 7/14/08*                                                           350,000                 348,985
ING Funding LLC
   2.45%, 7/18/08*                                                           700,000                 697,713
Nordea North America
   2.37%, 6/09/08*                                                           350,000                 349,819
   2.50%, 7/09/08*                                                           350,000                 349,052
Rabobank USA
   2.44%, 7/18/08*                                                           700,000                 697,723
Santander Centro Hispanic, Inc.
   2.45%, 6/09/08*                                                           350,000                 349,812
   2.35%, 6/13/08*                                                           350,000                 349,703
                                                                                               -------------
Total Financial                                                                                    6,637,261
                                                                                               -------------
TOTAL COMMERCIAL PAPER
(Cost: $13,686,371)                                                                               13,685,788
                                                                                               =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree U.S. Current Income Fund
May 31, 2008

------------------------------------------------------------------------------------------------------------
                                                                           Principal
Investments                                                                   Amount                   Value
------------------------------------------------------------------------------------------------------------
U. S. GOVERNMENT AGENCIES & OBLIGATIONS--31.5%
Sovereign Agency--31.5%
Federal Home Loan Bank
 1.93%, 6/02/08*
(Cost: $6,319,667)                                                     $   6,320,000           $   6,319,333
                                                                                               =============

TOTAL INVESTMENTS IN SECURITIES--99.9%
(Cost: $20,006,038)(a)                                                                            20,005,121

Cash and Other Assets in Excess of Liabilities--0.1%                                                  10,155
                                                                                               -------------

NET ASSETS--100.0%                                                                             $  20,015,276
                                                                                               =============

* Interest rate shown reflects the discount rate at time of purchase.

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Dreyfus Euro Fund
May 31, 2008

------------------------------------------------------------------------------------------------------------
                                                                               Principal
Investments                                                                       Amount        U.S. $ Value
------------------------------------------------------------------------------------------------------------
TIME DEPOSITS--48.7%
Banks--48.7%
Barclays PLC
   3.92%, 6/04/08                                                      $   1,471,526 EUR       $   2,286,825
Citibank
   3.60%, 6/02/08                                                          1,881,106 EUR           2,923,332
Royal Bank of Scotland PLC
   4.00%, 6/04/08                                                            500,000 EUR             777,025
   4.05%, 6/04/08                                                          1,000,788 EUR           1,555,274
UBS AG
   4.05%, 6/04/08                                                          1,471,550 EUR           2,286,862
                                                                                               -------------
TOTAL TIME DEPOSITS
(Cost: $9,904,658)                                                                                 9,829,318
                                                                                               =============

FOREIGN GOVERNMENT OBLIGATIONS--39.2%
Sovereign--39.2%
Bundesschatzanweisungen
   3.25%, 6/13/08                                                          2,100,000 EUR           3,262,532
Dutch Treasury Certificate
   3.93%, 6/30/08*                                                         1,500,000 EUR           2,323,688
French Treasury Bill
   3.96%, 6/12/08*                                                         1,500,000 EUR           2,326,831
                                                                                               -------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $7,936,693)                                                                                 7,913,051
                                                                                               =============

CORPORATE BONDS--11.2%
Banks--4.6%
Bayerische Landesbank
   4.00%, 7/23/08                                                            300,000 EUR             465,622
Landwirtschaftliche Rentenbank
   3.63%, 9/01/08                                                            300,000 EUR             464,805
                                                                                               -------------
Total Banks                                                                                          930,427
                                                                                               -------------
Diversified Financial Services--6.6%
Citigroup, Inc.
   4.96%, 11/10/08**                                                         250,000 EUR             386,684
Goldman Sachs Group, Inc. (The)
   5.08%, 10/21/08**                                                         250,000 EUR             386,638
Japan Bank for International Cooperation
   3.25%, 7/29/08                                                            350,000 EUR             542,564
                                                                                               -------------
Total Diversified Financial Services                                                               1,315,886
                                                                                               -------------
TOTAL CORPORATE BONDS
(Cost: $2,242,910)                                                                                 2,246,313
                                                                                               =============

TOTAL INVESTMENTS IN SECURITIES--99.1%
(Cost: $20,084,261)(a)                                                                            19,988,682

Cash, Foreign Currency and Other Assets in Excess of Liabilities--0.9%                               186,088
                                                                                               -------------

NET ASSETS--100.0%                                                                             $  20,174,770
                                                                                               =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Dreyfus Euro Fund
May 31, 2008
--------------------------------------------------------------------------------

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
EUR - Euro

* Interest rate shown reflects the discount rate at time of purchase.

** Floating rate note. Coupon shown is in effect at May 31, 2008. Date represents the ultimate maturity date.

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Dreyfus Japanese Yen Fund
May 31, 2008

------------------------------------------------------------------------------------------------------------
                                                                               Principal
Investments                                                                       Amount        U.S. $ Value
------------------------------------------------------------------------------------------------------------
TIME DEPOSITS--40.5%
Banks--40.5%
Barclays PLC
   4.50%, 6/06/08                                                      $ 250,019,444 JPY       $   2,368,394
Mizuho International PLC
   0.50%, 6/06/08                                                        300,029,167 JPY           2,842,127
UBS AG
   0.42%, 6/06/08                                                        300,029,167 JPY           2,842,127
                                                                                               -------------
TOTAL TIME DEPOSITS
(Cost: $8,114,139)                                                                                 8,052,648
                                                                                               =============

FOREIGN GOVERNMENT OBLIGATIONS--22.8%
Sovereign--22.8%
Japan Financing Bill
   0.49%, 6/09/08*                                                       240,000,000 JPY           2,273,209
   0.50%, 6/16/08*                                                       240,000,000 JPY           2,272,975
                                                                                               -------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $4,621,322)                                                                                 4,546,184
                                                                                               =============

CORPORATE BONDS--17.1%
Banks--12.3%
Bank Nederlandse Gemeenten
   0.80%, 9/22/08                                                         60,000,000 JPY             568,388
Bank of Scotland PLC
   0.80%, 10/02/08                                                        40,000,000 JPY             378,723
DEPFA ACS Bank
   0.75%, 9/22/08                                                         60,000,000 JPY             568,150
Norddeutsche Landesbank Girozentra
   0.45%, 1/19/09                                                         40,000,000 JPY             377,911
Rabobank Nederland NV
   0.20%, 6/20/08                                                         60,000,000 JPY             568,205
                                                                                               -------------
Total Banks                                                                                        2,461,377
                                                                                               -------------
Pharmaceuticals--1.9%
Abbott Japan Co., Ltd.
   1.05%, 11/06/08                                                        40,000,000 JPY             378,953
                                                                                               -------------
Sovereign--2.9%
Export Development Canada
   0.88%, 9/22/08                                                         60,000,000 JPY             568,660
                                                                                               -------------
TOTAL CORPORATE BONDS
(Cost: $3,463,811)                                                                                 3,408,990
                                                                                               =============

REPURCHASE AGREEMENTS--19.0%
Banks--19.0%
Royal Bank of Scotland
0.53%, dated 5/30/08
due 6/02/08 repurchase
price $400,017,667
(Collateral - Japan Financing
Bills, 0.00%, 6/09/08-6/16/08;
Japan Government 1.70%, 9/20/17;
aggregate market value plus
accrued interest $8,330,071)
(Cost: $3,842,459)                                                       400,000,000 JPY           3,789,135
                                                                                               =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Dreyfus Japanese Yen Fund
May 31, 2008

------------------------------------------------------------------------------------------------------------
                                                                               Principal
Investments                                                                       Amount        U.S. $ Value
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES--99.4%
(Cost: $20,041,731)(a)                                                                         $  19,796,957


Cash, Foreign Currency and Other Assets in Excess of Liabilities--0.6%                               119,142
                                                                                               -------------

NET ASSETS--100.0%                                                                             $  19,916,099
                                                                                               =============

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
JPY - Japanese Yen

* Interest rate shown reflects the discount rate at time of purchase.

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Dreyfus Brazilian Real Fund
May 31, 2008

------------------------------------------------------------------------------------------------------------
                                                                           Principal
Investments                                                                   Amount            U.S. $ Value
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--66.6%
Banks--35.0%
ANZ National International Ltd.
   2.40%, 6/19/08*                                                     $     700,000           $     699,113
   2.62%, 7/07/08*                                                           350,000                 349,074
Bank of America Corp.
   2.33%, 7/16/08*                                                           525,000                 523,428
   2.60%, 8/05/08*                                                           700,000                 696,654
   2.58%, 9/08/08*                                                           350,000                 347,361
Bank of Scotland
   2.55%, 7/07/08*                                                           350,000                 349,083
   2.58%, 7/08/08*                                                           175,000                 174,523
   2.62%, 7/16/08*                                                           700,000                 697,657
   2.65%, 8/05/08*                                                           350,000                 348,327
Intesa Funding LLC
   2.32%, 6/20/08*                                                           875,000                 873,869
   2.52%, 7/16/08*                                                           700,000                 697,746
Lloyds TSB Bank
   2.25%, 6/05/08*                                                           175,000                 174,945
   2.30%, 6/06/08*                                                           700,000                 699,732
   2.30%, 6/09/08*                                                           700,000                 699,598
National Australia Funding
   2.58%, 8/04/08*                                                           350,000                 348,373
Royal Bank of Scotland
   2.35%, 6/02/08*                                                           350,000                 349,957
   2.45%, 7/14/08*                                                           700,000                 697,904
   2.45%, 7/15/08*                                                           350,000                 348,928
   2.53%, 7/30/08*                                                           350,000                 348,573
Skandinaviska Enskilda Banken
   2.30%, 6/10/08*                                                         1,050,000               1,049,323
Societe Generale North America, Inc.
   2.30%, 6/16/08*                                                           175,000                 174,821
   2.55%, 7/07/08*                                                           189,000                 188,505
   2.58%, 8/06/08*                                                           875,000                 870,800
   2.65%, 8/08/08*                                                           350,000                 348,264
Svenska Handelsbanken, Inc.
   2.50%, 7/07/08*                                                           350,000                 349,101
   2.47%, 7/10/08*                                                           350,000                 349,056
   2.45%, 7/11/08*                                                           175,000                 174,512
   2.40%, 7/15/08*                                                           700,000                 697,900
UBS Finance LLC
   2.55%, 7/08/08*                                                         1,225,000               1,221,719
   2.60%, 7/14/08*                                                           175,000                 174,444
   2.43%, 7/21/08*                                                           175,000                 174,380
Westpac Banking Corp.
   2.56%, 8/06/08*                                                         1,050,000               1,044,960
                                                                                               -------------
Total Banks                                                                                       16,242,630
                                                                                               -------------
Financial--31.6%
ABN AMRO N.A. Finance, Inc.
   2.40%, 6/09/08*                                                           175,000                 174,895
   2.29%, 6/10/08*                                                           200,000                 199,873
   2.25%, 6/12/08*                                                         1,050,000               1,049,198
BNP Paribas Finance, Inc.
   2.55%, 7/07/08*                                                         1,575,000               1,571,045
CBA Finance
   2.25%, 6/06/08*                                                           175,000                 174,934
   2.55%, 8/06/08*                                                           350,000                 348,320
   2.56%, 8/20/08*                                                           700,000                 695,856
   2.53%, 8/21/08*                                                           350,000                 347,900
Danske Corp.
   2.42%, 6/23/08*                                                           350,000                 349,472
   2.65%, 8/04/08*                                                           700,000                 696,745

                      See Notes to Schedule of Investments.

WisdomTree Dreyfus Brazilian Real Fund
May 31, 2008

------------------------------------------------------------------------------------------------------------
                                                                           Principal
Investments                                                                   Amount            U.S. $ Value
------------------------------------------------------------------------------------------------------------
Dexia Delaware
   2.45%, 6/30/08*                                                     $     350,000           $     349,300
   2.55%, 8/06/08*                                                           200,000                 199,040
   2.61%, 8/21/08*                                                         1,000,000                 994,000
General Electric Capital Corp.
   2.35%, 8/04/08*                                                         1,400,000               1,394,260
ING Funding LLC
   2.42%, 7/01/08*                                                           175,000                 174,635
   2.50%, 7/07/08*                                                           175,000                 174,550
   2.45%, 7/18/08*                                                           175,000                 174,428
   2.55%, 8/07/08*                                                         1,050,000               1,044,876
Nordea North America
   2.30%, 6/05/08*                                                           700,000                 699,774
   2.35%, 6/09/08*                                                           700,000                 699,589
   2.50%, 7/09/08*                                                           175,000                 174,526
Rabobank USA
   2.45%, 7/18/08*                                                         1,400,000               1,395,443
Santander Centro Hispanic, Inc.
   2.32%, 6/09/08*                                                           350,000                 349,797
   2.35%, 6/13/08*                                                           875,000                 874,240
   2.60%, 8/08/08*                                                           350,000                 348,243
                                                                                               -------------
Total Financial                                                                                   14,654,939
                                                                                               -------------
TOTAL COMMERCIAL PAPER
(Cost: $30,899,769)                                                                               30,897,569
                                                                                               =============

U. S. GOVERNMENT AGENCIES & OBLIGATIONS--32.4%
Sovereign Agency--32.4%
Federal Home Loan Bank
   1.93%, 6/02/08*
(Cost: $14,999,208)                                                       15,000,000              14,998,417
                                                                                               =============

TOTAL INVESTMENTS IN SECURITIES--99.0%
(Cost: $45,898,977)(a)                                                                            45,895,986

Cash and Other Assets in Excess of Liabilities --1.0%                                                481,196
                                                                                               -------------

NET ASSETS--100.0%                                                                             $  46,377,182
                                                                                               =============

* Interest rate shown reflects the discount rate at time of purchase.

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Dreyfus Brazilian Real Fund
May 31, 2008
--------------------------------------------------------------------------------

The following forward foreign currency exchange contracts were open at May 31, 2008:

  Settlement             Contracts                In Exchange         Unrealized
     Date               To Deliver                    For                Gain
--------------------------------------------------------------------------------
 7/2/2008           BRL 16,927,710             USD 10,302,488        $   302,488
 7/2/2008           BRL  8,461,376             USD  5,149,735             90,238
 7/2/2008           BRL  8,458,873             USD  5,148,212             67,173
 7/2/2008           BRL  8,462,753             USD  5,150,573            108,154
8/21/2008           BRL 34,261,076             USD 20,588,508            237,409
                                                                     -----------
                                                                     $   805,462
                                                                     ===========

Currency Legend:
BRL - Brazilian Real
USD - U.S. Dollar

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Dreyfus Chinese Yuan Fund
May 31, 2008

------------------------------------------------------------------------------------------------------------
                                                                           Principal
Investments                                                                   Amount            U.S. $ Value
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--68.5%
Banks--38.6%
ANZ National International Ltd.
   2.50%, 6/05/08*                                                     $     800,000           $     799,722
   2.28%, 6/19/08*                                                           350,000                 349,579
   2.62%, 7/07/08*                                                           350,000                 349,074
Bank of America Corp.
   2.54%, 8/05/08*                                                           175,000                 174,210
   2.55%, 8/05/08*                                                         1,050,000               1,044,981
   2.58%, 9/08/08*                                                           350,000                 347,361
Bank of Scotland
   2.58%, 7/08/08*                                                         1,000,000                 997,277
   2.65%, 8/05/08*                                                           350,000                 348,327
   2.60%, 8/07/08*                                                           200,000                 199,047
Intesa Funding LLC
   2.33%, 6/20/08*                                                           700,000                 699,067
   2.44%, 7/16/08*                                                           700,000                 697,818
Lloyds TSB Bank
   2.30%, 6/09/08*                                                         1,400,000               1,399,198
National Australia Funding
   2.58%, 8/04/08*                                                           350,000                 348,373
   2.53%, 8/12/08*                                                         1,050,000               1,044,466
Royal Bank of Scotland
   2.35%, 6/02/08*                                                           350,000                 349,956
   2.50%, 7/15/08*                                                           700,000                 697,813
   2.53%, 7/18/08*                                                           350,000                 348,819
   2.53%, 7/30/08*                                                           525,000                 522,860
Skandinaviska Enskilda Banken
   2.44%, 6/09/08*                                                           350,000                 349,786
   2.45%, 6/10/08*                                                           350,000                 349,770
Societe Generale North America, Inc.
   2.50%, 6/09/08*                                                           700,000                 699,563
   2.30%, 6/16/08*                                                           350,000                 349,642
   2.45%, 6/16/08*                                                           300,000                 299,714
   2.65%, 8/08/08*                                                           350,000                 348,264
Svenska Handelsbanken, Inc.
   2.47%, 7/10/08*                                                           350,000                 349,056
   2.42%, 7/11/08*                                                         1,225,000               1,221,788
UBS Finance LLC
   2.55%, 7/08/08*                                                         1,400,000               1,396,267
Westpac Banking Corp.
   2.43%, 7/17/08*                                                           350,000                 348,890
   2.53%, 8/06/08*                                                         1,050,000               1,044,960
                                                                                               -------------
Total Banks                                                                                       17,475,648
                                                                                               -------------
Financial--29.9%
ABN AMRO N.A. Finance, Inc.
   2.34%, 6/09/08*                                                           350,000                 349,795
   2.45%, 6/12/08*                                                           350,000                 349,723
   2.40%, 6/23/08*                                                           875,000                 873,682
AIG Funding, Inc.
   2.35%, 6/23/08*                                                           700,000                 698,949
BNP Paribas Finance, Inc.
   2.42%, 7/07/08*                                                           700,000                 698,212
   2.54%, 8/01/08*                                                           875,000                 871,172
CBA Finance
   2.45%, 7/14/08*                                                           700,000                 697,904
   2.55%, 8/06/08*                                                           350,000                 348,320
   2.58%, 8/19/08*                                                           350,000                 347,956
   2.58%, 8/29/08*                                                           175,000                 173,896
Danske Corp.
   2.42%, 6/23/08*                                                           350,000                 349,472

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Dreyfus Chinese Yuan Fund
May 31, 2008

------------------------------------------------------------------------------------------------------------
                                                                           Principal
Investments                                                                   Amount            U.S. $ Value
------------------------------------------------------------------------------------------------------------
Dexia Delaware
   2.45%, 6/30/08*                                                     $     350,000           $     349,300
   2.50%, 7/14/08*                                                           350,000                 348,931
   2.55%, 8/06/08*                                                           700,000                 696,640
General Electric Capital Corp.
   2.30%, 8/04/08*                                                           815,000                 811,693
ING Funding LLC
   2.43%, 7/21/08*                                                           700,000                 697,590
   2.49%, 7/29/08*                                                           175,000                 174,310
   2.54%, 8/07/08*                                                           350,000                 348,292
   2.57%, 8/15/08*                                                           350,000                 348,072
JP Morgan Chase & Co.
   2.35%, 8/04/08*                                                           200,000                 199,178
Nordea North America
   2.42%, 6/05/08*                                                           350,000                 349,887
   2.37%, 6/09/08*                                                           350,000                 349,793
   2.42%, 7/09/08*                                                           700,000                 698,165
Rabobank USA
   2.40%, 7/18/08*                                                         1,000,000                 996,800
Santander Centro Hispanic, Inc.
   2.35%, 6/09/08*                                                         1,100,000               1,099,344
   2.60%, 8/08/08*                                                           350,000                 348,243
                                                                                               -------------
Total Financial                                                                                   13,575,319
                                                                                               -------------
TOTAL COMMERCIAL PAPER
(Cost: $31,053,282)                                                                               31,050,967
                                                                                               =============
U.S. GOVERNMENT AGENCIES & OBLIGATIONS --28.5%
Sovereign Agency-28.5%
Federal Home Loan Bank
   1.93%, 6/02/08*
(Cost: $12,899,319)                                                       12,900,000              12,898,639
                                                                                               =============

TOTAL INVESTMENTS IN SECURITIES --97.0%
(Cost: $43,952,601)(a)                                                                            43,949,606

Cash and Other Assets in Excess of Liabilities--3.0%                                               1,343,446
                                                                                               -------------

NET ASSETS--100.0%                                                                             $  45,293,052
                                                                                               =============

* Interest rate shown reflects the discount rate at time of purchase.

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

The following forward foreign currency exchange contracts were open at May 31, 2008:

  Settlement             Contracts                In Exchange         Unrealized
     Date               To Deliver                    For             Gain(Loss)
--------------------------------------------------------------------------------
6/20/08            CNY  69,800,000             USD 10,060,109       $    51,506
7/14/08            CNY  69,660,000             USD 10,063,915            63,915
7/14/08            CNY  34,841,727             USD  5,033,652           (15,874)
7/14/08            CNY  69,683,454             USD 10,067,303           (28,822)
7/14/08            CNY  34,841,727             USD  5,033,652           (12,218)
7/14/08            CNY  34,839,733             USD  5,033,364            (1,280)
--------------------------------------------------------------------------------
                                                                    $    57,227
                                                                    ===========

Currency Legend:
CNY - Chinese Yuan (Renminbi)
USD - U.S. Dollar

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
WisdomTree Dreyfus Indian Rupee Fund
May 31, 2008

------------------------------------------------------------------------------------------------------------
                                                                           Principal
Investments                                                                   Amount            U.S. $ Value
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER--70.3%
Banks--42.2%
ANZ National International Ltd.
   2.62%, 7/07/08*                                                     $     350,000           $     349,074
Bank of America Corp.
   2.58%, 9/08/08*                                                           350,000                 347,361
Bank of Scotland
   2.65%, 8/05/08*                                                           350,000                 348,327
Lloyds TSB Bank
   2.35%, 6/09/08*                                                           350,000                 349,802
National Australia Funding
   2.58%, 8/04/08*                                                           350,000                 348,373
Royal Bank of Scotland
   2.35%, 6/02/08*                                                           350,000                 349,956
   2.53%, 7/30/08*                                                           350,000                 348,573
Skandinaviska Enskilda Banken
   2.45%, 6/10/08*                                                           350,000                 349,770
Societe Generale North America, Inc.
   2.65%, 8/08/08*                                                           350,000                 348,264
Svenska Handelsbanken, Inc.
   2.47%, 7/10/08*                                                           350,000                 349,056
UBS Finance LLC
   2.55%, 7/08/08*                                                           350,000                 349,075
Westpac Banking Corp.
   2.55%, 8/06/08*                                                           350,000                 348,320
                                                                                               -------------
Total Banks                                                                                        4,185,951
                                                                                               -------------
Financial--28.1%
ABN AMRO N.A. Finance, Inc.
   2.45%, 6/12/08*                                                           350,000                 349,723
CBA Finance
   2.55%, 8/06/08*                                                           350,000                 348,320
Danske Corp.
   2.42%, 6/23/08*                                                           350,000                 349,472
Dexia Delaware
   2.45%, 6/30/08*                                                           350,000                 349,300
General Electric Capital Corp.
   2.30%, 8/04/08*                                                           350,000                 348,565
ING Funding LLC
   2.54%, 8/07/08*                                                           350,000                 348,292
Nordea North America
   2.42%, 6/05/08*                                                           350,000                 349,887
Santander Centro Hispanic, Inc.
   2.60%, 8/08/08*                                                           350,000                 348,243
                                                                                               -------------
Total Financial                                                                                    2,791,802
                                                                                               -------------
TOTAL COMMERCIAL PAPER
(Cost: $6,978,230)                                                                                 6,977,753
                                                                                               =============

U. S. GOVERNMENT AGENCIES & OBLIGATIONS--34.1%
Sovereign Agency--34.1%
Federal Home Loan Bank
   1.93%, 6/02/08*
(Cost: $3,379,822)                                                         3,380,000               3,379,643
                                                                                               =============

                      See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
WisdomTree Dreyfus Indian Rupee Fund
May 31, 2008

------------------------------------------------------------------------------------------------------------

Investments                                                                                     U.S. $ Value
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES--104.4%
(Cost: $10,358,052)(a)                                                                         $  10,357,396

Liabilities in Excess of Cash and Other Assets--(4.4)%                                              (436,139)
                                                                                               -------------

NET ASSETS--100.0%                                                                             $   9,921,257
                                                                                               =============

* Interest rate shown reflects the discount rate at time of purchase.

(a) Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

The following forward currency exchange contracts were open at May 31, 2008:

  Settlement             Contracts                In Exchange         Unrealized
     Date               To Deliver                    For                Loss
--------------------------------------------------------------------------------
   7/14/08      INR    421,800,000            USD   9,911,729       $   (88,271)
                                                                    ============

Currency Legend:
INR - Indian Rupee
USD - U. S. Dollar

                      See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of May 31, 2008, the Trust offered 46 investment funds (each a "Fund", collectively, the "Funds"). Each Fund is considered to be non-diversified. The Funds commenced operations on May 14, 2008, with the exception of the WisdomTree U.S. Current Income Fund and the WisdomTree Dreyfus Japanese Yen Fund that commenced operations on May 20, 2008 and May 21, 2008, respectively.

These notes relate to the schedule of investments for WisdomTree U.S. Current Income Fund ("U.S. Current Income Fund"), WisdomTree Dreyfus Euro Fund ("Dreyfus Euro Fund"), WisdomTree Dreyfus Japanese Yen Fund ("Dreyfus Japanese Yen Fund"), WisdomTree Dreyfus Brazilian Real Fund ("Dreyfus Brazilian Real Fund"), WisdomTree Dreyfus Chinese Yuan Fund ("Dreyfus Chinese Yuan Fund") and WisdomTree Dreyfus Indian Rupee Fund ("Dreyfus Indian Rupee Fund").

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles ("U.S. GAAP"), requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation - The Net Asset Value ("NAV") of each Fund's shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund's net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, as the mean between the most recently quoted bid and asked prices. The value of certain portfolio debt securities, other than temporary investments in short-term securities, takes into account various factors affecting market value, including yields and prices of comparable securities, indications as to value from dealers and general market conditions. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Interest income is accrued daily.

(c) Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars with the exception of Dreyfus Euro Fund and Dreyfus Japanese Yen Fund, which are in Euro and Yen, respectively. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser.

(d) Repurchase Agreements - A Fund's custodian or designated sub-custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(e) Forward Contracts - Each Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged.

(f) Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

(g) Dividends and Distributions to Shareholders - It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasry regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes, are reported for tax purposes as a return of capital to the extent of a shareholder's tax basis, and thereafter as capital gain.

The Funds adopted the provisions of Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in "Other" expenses on the Statement of Operations. Management has evaluated the application of FIN 48 to the Funds, and has determined that there is no impact resulting from the adoption of this interpretation on the Funds' financial statements.

3. Federal Income Taxes

At May 31, 2008, the cost of investments for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

--------------------------------------------------------------------------------------
                                               Gross         Gross
                                             Unrealized    Unrealized   Net Unrealized
Fund                           Tax Cost     Appreciation  Depreciation   Depreciation
--------------------------------------------------------------------------------------
U.S. Current Income Fund      $20,006,038   $        77   $      (994)   $      (917)
--------------------------------------------------------------------------------------
Dreyfus Euro Fund              20,084,261         9,434      (105,013)       (95,579)
--------------------------------------------------------------------------------------
Dreyfus Japanese Yen Fund      20,041,731            --      (244,774)      (244,774)
--------------------------------------------------------------------------------------
Dreyfus Brazilian Real Fund    45,898,977           105        (3,096)        (2,991)
--------------------------------------------------------------------------------------
Dreyfus Chinese Yuan Fund      43,952,601            18        (3,013)        (2,995)
--------------------------------------------------------------------------------------
Dreyfus Indian Rupee Fund      10,358,052            17          (673)          (656)
--------------------------------------------------------------------------------------

4. FAS 157

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for the fiscal period.

5. New Accounting Pronouncement

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Item 2. Controls and Procedures.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

      (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust
             -------------------------------------------------------------------

By: /s/ Jonathan L. Steinberg
    ----------------------------------------------------------------------------
        Jonathan L. Steinberg
        President

Date: July 30, 2008
      --------------------------------------------------------------------------

By: /s/ Amit Muni
    ----------------------------------------------------------------------------
        Amit Muni
        Treasurer

Date: July 30, 2008
      --------------------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan L. Steinberg
    ----------------------------------------------------------------------------
        Jonathan L. Steinberg
        President

Date: July 30, 2008
      --------------------------------------------------------------------------

By: /s/ Amit Muni
    ----------------------------------------------------------------------------
        Amit Muni
        Treasurer

Date: July 30, 2008
      --------------------------------------------------------------------------